Other Equity Instruments - Summary of Other Equity Instruments Basic Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2020 CNY (¥)
Other equity instruments, Beginning balance	¥ 7,791
Other equity instruments, Increase	0
Other equity instruments, Decrease	(7,791)
Core tier 2 capital securities [member]
Other equity instruments, Beginning balance	7,791
Other equity instruments, Increase	0
Other equity instruments, Decrease	(7,791)
Other equity instruments, Ending balance	¥ 0